Morgan Stanley Institutional Liquidity Funds

Treasury Securities Portfolio

Summary Prospectus   |   February 3, 2026

Share Class and Ticker Symbol
DAP Class
MDPXX

Before you invest, you may want to review the Fund’s statutory prospectus (“Prospectus”), which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund, including the Statement of Additional Information (“SAI”) and the most recent Annual and Semi-Annual Reports to Shareholders (“Shareholder Reports”), online at https://www.morganstanley.com/im/MSILFTreasurySecuritiesPortfolioDAP. You can also get this information at no cost by calling toll-free  1-866-414-6349 or by sending an e-mail request to orders@mysummaryprospectus.com. The Fund’s Prospectus and SAI, both dated February 3, 2026 (as may be supplemented from time to time), are incorporated by reference into this Summary Prospectus.

Investment Objective

The Treasury Securities Portfolio (the “Fund”) seeks preservation of capital, daily liquidity and maximum current income.

Fees and Expenses

The table below describes the expenses that you may pay if you buy, hold and sell DAP Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses  (expenses that you pay each year as a percentage of the value of your investment)

DAP Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	None
Other Expenses[1]	0.06%
Total Annual Fund Operating Expenses[2]	0.21%
Fee Waiver and/or Expense Reimbursement[2]	0.01%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	0.20%
1	Other Expenses have been estimated for the current fiscal year.
2	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc. (“MSIM”), has agreed to waive all or a portion of its advisory fee, its administration fee and/or reimburse the Fund’s DAP Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.20%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Example

The example below is intended to help you compare the cost of investing in the Fund’s  DAP  Class with the cost of investing in other mutual funds.

Morgan Stanley Institutional Liquidity Funds Prospectus | Fund Summary

Treasury Securities Portfolio (Cont’d)

The example assumes that you invest $10,000 in the Fund’s  DAP Class for the time periods indicated and then redeem all of your shares at the end of those periods, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
DAP Class	$ 20	$ 67	$ 117	$ 267

Principal Investment Strategies

The Fund has adopted a policy to invest exclusively in U.S. Treasury obligations, which are backed by the full faith and credit of the United States, and, accordingly, qualifies as a “government money market fund” under federal regulations. The Fund is permitted to hold a portion of its assets in cash.

A “government money market fund” is a money market fund that invests at least 99.5% of its total assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or repurchase agreements that are collateralized fully by the foregoing. A “government money market fund” is exempt from requirements that permit and, under certain circumstances, require money market funds to impose a “liquidity fee” on redemptions. In selecting investments, the Adviser seeks to maintain the Fund’s share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment. As a “government money market fund,” the Fund may value its securities using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7” under the “1940 Act”) to seek to maintain a stable net asset value per share of $1.00.

In addition, the Fund has adopted a policy that provides, under normal circumstances, at least 80% of the Fund’s assets will be invested in U.S. Treasury obligations, which are backed by the full faith and credit of the United States. This policy may be changed without shareholder approval; however, shareholders would be notified upon 60 days’ notice in writing of any changes.

The Fund’s investments are subject to the quality, diversification, maturity, liquidity and other requirements of Rule 2a-7.

Principal Risks

There is no assurance that the Fund will achieve its investment objective. Investments in the Fund involve risks and you should not rely on the Fund as a complete investment program. The relative significance of each risk factor summarized below may change over time and you should review each risk factor carefully because any one or more of these risks may result in losses to the Fund.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. MSIM, the Fund’s sponsor, is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

The principal risks of investing in the Fund include:

•	Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Fund Summary

Treasury Securities Portfolio (Cont’d)

detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility and increased redemptions.

•	Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

•	U.S. Treasury Obligations. U.S. Treasury obligations, which are backed by the full faith and credit of the United States, have historically involved minimal risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. Securities issued or guaranteed by the U.S. Treasury are backed by the full faith and credit of the United States but are guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, notwithstanding that U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to and redemptions from the Fund.

•	U.S. Government Securities. The U.S. government securities in which the Fund invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. While the credit risk associated with these U.S. government securities generally is considered to be minimal, the interest rate risk can be substantial.

•	Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

•	Large Transactions Risk. The Fund may experience adverse effects when certain large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may adversely affect the Fund’s ability to maintain a stable $1.00 share price and negatively impact the Fund’s liquidity. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may adversely affect the Fund’s ability to maintain a stable $1.00 share price and increase the Fund’s transaction costs. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

•	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV (or if there is a perceived threat of the inability to maintain a stable NAV), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s ability to maintain a stable $1.00 share price.

•	Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Please see “Additional Information About Fund Investment Strategies and Related Risks” in the Fund’s prospectus for a more detailed description of risks of investing in the Fund. Shares of the Fund are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

Morgan Stanley Institutional Liquidity Funds Prospectus | Fund Summary

Treasury Securities Portfolio (Cont’d)

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Class shares from year-to-year and by showing the average annual returns of the Fund’s Institutional Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Annual Total Returns—Calendar Years

During the periods shown in the bar chart above:

High Quarter	12/31/23	1.32%
Low Quarter	03/31/21	0.00%

Average Annual Total Returns

(for the Periods Ended  December 31, 2025)

	Past One Year	Past Five Years	Past Ten Years
Treasury Securities Portfolio[1]	4.13%	3.10%	2.04%
1	Institutional Class shares are not offered in this Prospectus. DAP Class shares of the Fund had not completed a full calendar year of operations as of December 31, 2025 and therefore DAP Class shares do not have annualized return information to report. DAP Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. Return information for the Fund’s DAP Class shares will be shown in future prospectuses offering the Fund’s DAP Class shares after the Fund’s DAP Class shares have a full calendar year of return information to report.

You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Purchase and Sale of Fund Shares

DAP Class shares of the Fund are available to investors who at the time of initial purchase make a minimum investment of $10 million. You may not be subject to the minimum investment requirement under certain circumstances. For more information, please refer to the section of this Prospectus entitled “Shareholder Information—Minimum Investment Amount.”

Shares of the Fund may be purchased or sold on any day the New York Stock Exchange (“NYSE”) is open for business (except when the following federal holidays are observed: Columbus Day and Veterans Day) by contacting an authorized third-party, such as a broker-dealer or other financial intermediary that has entered into a selling agreement with the Fund’s “Distributor,” Morgan Stanley Distribution, Inc. (each, a “Financial Intermediary”). For more information, please refer to the sections of this Prospectus entitled “Shareholder Information—How To Purchase Shares” and “Shareholder Information—How To Redeem Shares.”

Although the Fund does not currently employ blockchain technology or invest in crypto or digital assets,  DAP Class shares are expected to be purchased and held primarily through Financial Intermediaries that intend to use blockchain technology to maintain a record or a mirror record of share ownership for their customers.

Tax Information

The Fund intends to make dividends and distributions that may be taxed as ordinary income or capital gains, unless you hold shares through a tax-exempt account or plan, such as an individual retirement account or 401(k) plan, in which case dividends and distributions on your shares generally will be taxed when withdrawn from the tax-exempt account or plan.

Morgan Stanley Institutional Liquidity Funds Prospectus  |  Fund Summary

Treasury Securities Portfolio (Cont’d)

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a Financial Intermediary (such as a bank), the Adviser and/or the Distributor may pay the Financial Intermediary for the sale of Fund shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the Financial Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s web site for more information.

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